ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Expenses and income/(loss)
Interest income	¥ 110,954	$ 17,411	¥ 65,596	¥ 84,276
Foreign exchange loss	(1,126)	(177)		(13,370)
Other operating income	156,714	24,592	60,779	75,884
Net loss	(2,471,127)	(387,774)	(1,705,176)	(1,669,781)
Accretion of convertible redeemable preferred shares			(375,649)	(795,015)
Net loss available to ordinary shareholders of Dada Nexus Limited	(2,471,127)	(387,774)	(2,080,825)	(2,464,796)
Net loss	(2,471,127)	(387,774)	(1,705,176)	(1,669,781)
Other comprehensive loss
Foreign currency translation adjustments	(39,487)	(6,196)	(209,963)	(446)
Total comprehensive loss	(2,510,614)	(393,970)	(1,915,139)	(1,670,227)
Reportable legal entity | Parent
Expenses and income/(loss)
Operating expenses	(358,458)	(56,249)	(513,407)	(203,191)
Interest income	29,633	4,650	18,955	25,327
Foreign exchange loss	(311)	(49)
Other operating income	13,334	2,092	101
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(2,155,325)	(338,218)	(1,210,825)	(1,491,917)
Net loss	(2,471,127)	(387,774)	(1,705,176)	(1,669,781)
Accretion of convertible redeemable preferred shares			(375,649)	(795,015)
Net loss available to ordinary shareholders of Dada Nexus Limited	(2,471,127)	(387,774)	(2,080,825)	(2,464,796)
Net loss	(2,471,127)	(387,774)	(1,705,176)	(1,669,781)
Other comprehensive loss
Foreign currency translation adjustments	(39,487)	(6,196)	(209,963)	(446)
Total comprehensive loss	¥ (2,510,614)	$ (393,970)	¥ (1,915,139)	¥ (1,670,227)